UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04215

BNY Mellon U.S. Mortgage Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon U.S. Mortgage Fund, Inc.

SEMIANNUAL REPORT October 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2021 through October 31, 2021, as provided by portfolio manager Eric Seasholtz of Amherst Capital Management LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended October 31, 2021, the BNY Mellon U.S. Mortgage Fund, Inc.’s Class A shares produced a total return of −1.38%, Class C shares returned −1.83%, Class I shares returned −1.24%, Class Y shares returned −0.90% and Class Z shares returned −1.41%.1 In comparison, the fund’s benchmark, the Bloomberg GNMA Index (the “Index”), achieved a total return of −0.69% for the same period.2

Mortgage-backed securities generally produced mildly negative returns over the reporting period, amid rising interest rates, high refinancing risk, high buyout rates and a flattening yield curve. The fund performed roughly in line with the Index, with successful security selection in mortgage pools with better prepayment protection, balanced against relatively weak returns from holdings of interest-only securities.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets in U.S. mortgage-related securities. These mortgage-related securities may include certificates issued and guaranteed as to timely payment of principal and interest by the Government National Mortgage Association (GNMA or “Ginnie Mae”); securities issued by government-related organizations such as Fannie Mae and Freddie Mac; residential and commercial mortgage-backed securities issued by governmental agencies or private entities; and collateralized mortgage obligations (CMOs). The fund will invest at least 65% of its net assets in Ginnie Maes. The fund can invest in privately issued, mortgage-backed securities with a BBB or higher credit quality, but currently intends to invest in only those securities with an A or higher credit quality.

Rising Rates and Federal Reserve Positioning Undermine Mortgages

Several factors detracted from the performance of securitized mortgage securities during the reporting period. Inflation ran higher than expected due to economic reopenings in the wake of the COVID-19 pandemic, with supply-chain bottlenecks limiting the availability of goods and exacerbating pricing issues. These trends led to increased volatility, which put pressure on the Federal Reserve (the “Fed”) to adopt a more hawkish, inflation-fighting posture. In September, the Fed announced they would soon begin to taper their massive asset-buying program, which has provided substantial support for mortgage markets since March 2020. Rates backed up on the 3-year part of the yield curve and flattened on the back end of the curve. This flattening of rates undermined mortgage security performance.

Within residential housing markets, high levels of home price appreciation, low mortgage rates and relaxed refinancing guidelines (such as property appraisal requirements) created attractive opportunities for homeowners to refinance, which in turn led to faster prepayments for many mortgage securities. In particular, bonds with higher coupons paid faster than expected. The GNMA market, in which the fund invests a majority of its assets, proved especially susceptible to this trend as GNMA loans are typically high loan-to-value products with highly efficient refinancing structures. Well-capitalized banks aggressively bought out delinquent loans.

Strong Selection in Several Areas

Fund performance benefited from the team’s security selection strategy during the reporting period. With regard to coupon selection, the fund maintained underweight exposure to coupons with the highest prepayment rates, focusing instead on securities with lower coupons and lower prepayment rates. These fared much better than higher-coupon securities during the period. In other areas, the fund focused on prepayment-protected investment opportunities in anticipation of increasing prepayment speeds. Investments in prepayment-protected pools with 3.5% coupon securities performed particularly well relative to the Index. Positions in agency collateralized mortgage obligations (CMOs) with locked-out cash flows, some with premium prepayment protection, performed well in comparison to the regular pass-through pools in the Index. Finally, returns benefited from modest out-of-benchmark allocations to non-agency commercial property bonds.

Few holdings materially detracted from the fund’s relative returns. The only negative position of note was in interest-only mortgage securities, which suffered due to faster than anticipated prepayment speeds.

Awaiting Purchasing Opportunities

As of the end of the reporting period, the mortgage security basis relative to Treasury bonds or more liquid securities such as swaps remains very tight due to the Fed’s continuing participation in the sector. Currently, the Fed owns close to 1/3rd of the market. While the exact timing of their exit from the mortgage market remains uncertain, we anticipate that when it occurs, spreads may widen closer to traditional norms, causing the prices of mortgage securities to decline. Until then, we believe it prudent to trim the fund’s mortgage exposure at the margin, modestly favoring Treasury bonds, Treasury futures and commercial mortgage securities.

November 15, 2021

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y and Class Z are not subject to any initial or deferred sales charge. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.

2  Source: Lipper Inc. — The Bloomberg GNMA Index tracks agency mortgage-backed, pass-through securities guaranteed by Ginnie Mae (GNMA). The Index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Ginnie Maes and other securities backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Privately issued mortgage related securities also are subject to credit risks associated with the underlying mortgage properties. These securities may be more volatile and less liquid than more traditional, government backed debt securities.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon U.S. Mortgage Fund, Inc. from May 1, 2021 to October 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.01	$7.74	$2.76	$2.76	$3.50
Ending value (after expenses)	$986.20	$981.70	$987.60	$991.00	$985.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.08	$7.88	$2.80	$2.80	$3.57
Ending value (after expenses)	$1,021.17	$1,017.39	$1,022.43	$1,022.43	$1,021.68
†

Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.55% for Class C, .55% for Class I, .55% for Class Y and .70% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 111.1%
Asset-Backed Certificates - 3.7%
Progress Residential, Ser. 2021-SFR1, Cl. A	1.05	4/17/2038	2,600,000	[a]	2,534,494
Progress Residential, Ser. 2021-SFR3, Cl. A	1.64	5/17/2026	2,793,431	[a]	2,776,323
Progress Residential, Ser. 2021-SFR4, Cl. A	1.56	5/17/2038	2,300,000	[a]	2,273,295
Tricon American Homes, Ser. 2020-SFR1, Cl. B	2.05	7/17/2038	2,300,000	[a]	2,296,000
				9,880,112
Commercial Mortgage Pass-Through Certificates - 10.0%
Alen Mortgage Trust, Ser. 2021-ACEN, Cl. A, 1 Month LIBOR +1.15%	1.24	4/15/2034	6,000,000	[a,b]	6,011,452
BFLD Trust, Ser. 2019-DPLO, Cl. A, 1 Month LIBOR +1.09%	1.18	10/15/2034	1,800,000	[a,b]	1,802,454
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. A, 1 Month LIBOR +1.00%	1.09	10/15/2036	2,500,000	[a,b]	2,498,040
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2021-410T, Cl. A	2.29	3/5/2042	2,900,000	[a]	2,954,528
KNDR Trust, Ser. 2021-KIND, Cl. A, 1 Month LIBOR +.95%	1.04	8/15/2038	6,900,000	[a,b]	6,906,786
OPG Trust, Ser. 2021-PORT, Cl. A, 1 Month LIBOR +.48%	0.58	10/15/2036	6,900,000	[a,b]	6,853,123
				27,026,383
U.S. Government Agencies Collateralized Mortgage Obligations - 23.4%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3785, CI. LS, 1 Month LIBOR +9.90%	9.72	1/15/2041	1,048,918	[b,c]	1,289,908
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, CI. Z	3.50	12/15/2044	1,257,128	[c]	1,301,722
Government National Mortgage Association, Ser. 2010-101, Cl. SH, 1 Month LIBOR +6.65%	6.56	8/16/2040	3,076,114	[b]	617,835
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	5,025,352		5,671,011
Government National Mortgage Association, Ser. 2013-188, Cl. CG	4.00	12/20/2043	402,592		431,489
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,680		2,278,219
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	1,249,165		1,311,388

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 111.1% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 23.4% (continued)
Government National Mortgage Association, Ser. 2015-179, CI. DV	3.50	9/20/2041	1,400,000		1,475,923
Government National Mortgage Association, Ser. 2015-185, Cl. PZ	3.00	12/20/2045	375,832		390,984
Government National Mortgage Association, Ser. 2017-176, Cl. BZ	3.50	11/20/2047	5,389,466		5,723,935
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	6,328,975		6,774,494
Government National Mortgage Association, Ser. 2018-115, Cl. SJ, 1 Month LIBOR +6.20%	6.11	8/20/2048	3,241,110	[b]	435,965
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	978,291		1,014,585
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	6,137,973		6,499,338
Government National Mortgage Association, Ser. 2018-138, Cl. SK, 1 Month LIBOR +6.20%	6.11	10/20/2048	1,328,539	[b]	178,036
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	632,196		668,402
Government National Mortgage Association, Ser. 2018-160, Cl. PD	3.50	1/20/2048	4,789,611		5,168,380
Government National Mortgage Association, Ser. 2018-164, Cl. SW, 1 Month LIBOR +6.10%	6.01	12/20/2048	8,847,703	[b]	1,167,754
Government National Mortgage Association, Ser. 2018-46, Cl. CZ	3.20	3/20/2048	1,658,980		1,761,418
Government National Mortgage Association, Ser. 2018-65, Cl. SL, 1 Month LIBOR +6.25%	6.16	5/20/2048	2,045,196	[b]	285,749
Government National Mortgage Association, Ser. 2019-112, Cl. JZ	3.00	9/20/2049	1,459,870		1,517,412
Government National Mortgage Association, Ser. 2019-119, Cl. IT	5.50	9/20/2049	4,164,053		478,160
Government National Mortgage Association, Ser. 2019-132, Cl. SB, 1 Month LIBOR +4.44%	4.35	10/20/2049	2,025,431	[b]	190,780
Government National Mortgage Association, Ser. 2019-140, Cl. DI	5.50	11/20/2049	1,748,676		189,603
Government National Mortgage Association, Ser. 2019-23, Cl. SB, 1 Month LIBOR +6.05%	5.96	2/20/2049	1,995,410	[b]	254,213
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	818,996		870,209
Government National Mortgage Association, Ser. 2019-31, CI. AZ	5.00	3/20/2049	1,122,786		1,242,513

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 111.1% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 23.4% (continued)
Government National Mortgage Association, Ser. 2019-42, CI. AB	3.25	4/20/2049	3,808,474		3,927,418
Government National Mortgage Association, Ser. 2019-5, Cl. P	3.50	7/20/2048	421,096		441,522
Government National Mortgage Association, Ser. 2019-5, Cl. SM, 1 Month LIBOR +6.10%	6.01	1/20/2049	3,286,534	[b]	451,230
Government National Mortgage Association, Ser. 2019-57, Cl. NS, 1 Month LIBOR +3.28%	3.19	5/20/2049	5,227,131	[b]	337,372
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	1,171,559		1,214,245
Government National Mortgage Association, Ser. 2019-6, Cl. JK	3.50	1/20/2049	897,402		972,922
Government National Mortgage Association, Ser. 2019-70, Cl. AS, 1 Month LIBOR +6.15%	6.06	6/20/2049	1,398,518	[b]	157,255
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	3,121,000		3,283,364
Government National Mortgage Association, Ser. 2020-141, Cl. AI	2.50	9/20/2050	3,858,982		277,260
Government National Mortgage Association, Ser. 2020-15, Cl. CB	2.50	2/20/2050	1,464,000		1,516,194
Government National Mortgage Association, Ser. 2020-162, Cl. DI	2.50	10/20/2050	4,033,891		286,389
Government National Mortgage Association, Ser. 2020-164, Cl. KI	2.50	11/20/2050	5,258,145		370,689
Government National Mortgage Association, Ser. 2020-4, CI. BS, 1 Month LIBOR +5.00%	4.91	1/20/2050	4,901,980	[b]	396,763
Government National Mortgage Association, Ser. 2020-63, Cl. AI	4.00	5/20/2035	2,663,846		273,344
				63,095,392
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	2.99	10/25/2047	1,579,207	[c]	1,597,362
U.S. Government Agencies Mortgage-Backed - 69.8%
Federal Home Loan Mortgage Corp.:
4.00%, 5/1/2049			1,559,706	[c]	1,670,261
Federal National Mortgage Association:
4.50%, 1/1/2049			3,499,079	[c]	3,864,625
Government National Mortgage Association I:
3.50%, 9/15/2041-2/15/2048			5,700,710		6,151,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 111.1% (continued)
U.S. Government Agencies Mortgage-Backed - 69.8% (continued)
4.00%, 10/15/2039-8/15/2045			7,023,881	7,790,172
4.50%, 4/15/2039-12/15/2047			8,835,051	9,999,940
Government National Mortgage Association II:
2.00%			43,100,000	[d] 43,648,010
2.50%, 12/20/2050-6/20/2051			39,617,281	40,724,722
3.00%, 8/20/2046-8/20/2051			34,258,587	35,714,879
3.50%, 9/20/2042-3/20/2050			29,465,427	31,671,920
4.00%, 10/20/2047			1,177,318	1,260,309
4.50%, 12/20/2039-1/20/2050			3,286,827	3,552,641
5.00%, 11/20/2048-5/20/2050			1,634,375	1,776,690
				187,825,420
U.S. Treasury Securities - 3.6%
U.S. Treasury Notes	0.88	9/30/2026	3,000,000	[e] 2,956,523
U.S. Treasury Notes	1.25	8/15/2031	7,000,000	[e] 6,803,125
				9,759,648
Total Bonds and Notes (cost $304,059,800)			299,184,317
	1-Day Yield (%)		Shares
Investment Companies - 4.8%
Registered Investment Companies - 4.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,037,906)	0.06		13,037,906	[f] 13,037,906
Total Investments (cost $317,097,706)			115.9%	312,222,223
Liabilities, Less Cash and Receivables			(15.9%)	(42,946,775)
Net Assets			100.0%	269,275,448

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $36,906,495 or 13.71% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $9,759,648 and the value of the collateral was $9,997,855, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	103.8
Investment Companies	4.8
Asset Backed Securities	3.7
Government	3.6
115.9

† Based on net assets.

See notes to financial statements.

Statement of TBA Sale Commitments

October 31, 2021 (Unaudited)

Description	Principal Amount ($)		Value ($)
Bonds and Notes - 20.5%
U.S. Government Agencies Mortgage-Backed - 20.5%
Federal National Mortgage Association
4.00%	(20,000,000)	[a]	(21,413,281)
Government National Mortgage Association II
3.00%	(32,500,000)		(33,749,219)
Total Sale Commitments (proceeds $55,241,943)		(55,162,500)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 4/30/21 ($)	Purchases ($)†	Sales ($)	Value 10/31/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	57,426,697	32,313,070	(76,701,861)	13,037,906	4.8	7,786

†  Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FUTURES

October 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury 10 Year Notes	130	12/21/2021	17,275,582	16,991,407	284,175
Gross Unrealized Appreciation				284,175

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS

October 31, 2021 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - 3 Month LIBOR	USD Fixed at 0.44	11/23/2025	8,200,000	211,185
Gross Unrealized Appreciation				211,185

USD—United States Dollar

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,759,648)—Note 1(c):
Unaffiliated issuers	304,059,800	299,184,317
Affiliated issuers	13,037,906	13,037,906
Receivable for investment securities sold		55,307,985
Dividends, interest and securities lending income receivable		640,003
Cash collateral held by broker—Note 4		350,844
Receivable for futures variation margin—Note 4		6,093
Receivable for shares of Common Stock subscribed		472
Prepaid expenses		49,849
		368,577,469
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		169,433
TBA sale commitments, at value (proceeds $55,241,943)—Note 4		55,162,500
Payable for investment securities purchased		43,740,086
Payable for shares of Common Stock redeemed		148,102
Directors’ fees and expenses payable		6,852
Payable for swap variation margin—Note 4		127
Other accrued expenses		74,921
		99,302,021
Net Assets ($)		269,275,448
Composition of Net Assets ($):
Paid-in capital		281,922,526
Total distributable earnings (loss)		(12,647,078)
Net Assets ($)		269,275,448

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	25,403,507	420,218	2,590,531	963	240,860,229
Shares Outstanding	1,738,869	28,717	177,233	65.75	16,483,048
Net Asset Value Per Share ($)	14.61	14.63	14.62	14.65	14.61

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	3,661,210
Dividends from affiliated issuers	7,786
Income from securities lending—Note 1(c)	794
Total Income	3,669,790
Expenses:
Management fee—Note 3(a)	701,218
Service plan fees—Note 3(b)	204,261
Shareholder servicing costs—Note 3(c)	139,023
Professional fees	68,448
Registration fees	38,935
Prospectus and shareholders’ reports	12,697
Directors’ fees and expenses—Note 3(d)	9,193
Chief Compliance Officer fees—Note 3(c)	7,077
Custodian fees—Note 3(c)	5,207
Loan commitment fees—Note 2	4,267
Miscellaneous	8,215
Total Expenses	1,198,541
Less—reduction in expenses due to undertaking—Note 3(a)	(197,249)
Net Expenses	1,001,292
Investment Income—Net	2,668,498
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	67,167
Net realized gain (loss) on futures	(796,931)
Net realized gain (loss) on swap agreements	(11,859)
Net Realized Gain (Loss)	(741,623)
Net change in unrealized appreciation (depreciation) on investments	(6,294,749)
Net change in unrealized appreciation (depreciation) on futures	454,039
Net change in unrealized appreciation (depreciation) on swap agreements	73,670
Net Change in Unrealized Appreciation (Depreciation)	(5,767,040)
Net Realized and Unrealized Gain (Loss) on Investments	(6,508,663)
Net (Decrease) in Net Assets Resulting from Operations	(3,840,165)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations ($):
Investment income—net	2,668,498	4,301,796
Net realized gain (loss) on investments	(741,623)	5,213,722
Net change in unrealized appreciation (depreciation) on investments	(5,767,040)	(4,948,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,840,165)	4,566,798
Distributions ($):
Distributions to shareholders:
Class A	(384,889)	(672,839)
Class C	(4,529)	(14,244)
Class I	(40,602)	(74,711)
Class Y	(15)	(939)
Class Z	(3,698,166)	(7,260,947)
Total Distributions	(4,128,201)	(8,023,680)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	129,763	6,196,970
Class C	8,994	161,119
Class I	507,519	1,150,178
Class Y	5	-
Class Z	829,453	2,611,380
Distributions reinvested:
Class A	355,444	613,775
Class C	4,513	14,154
Class I	40,350	74,184
Class Z	3,363,684	6,580,904
Cost of shares redeemed:
Class A	(1,800,964)	(4,948,447)
Class C	(17,967)	(496,281)
Class I	(625,550)	(804,134)
Class Y	-	(82,493)
Class Z	(12,163,007)	(24,835,790)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(9,367,763)	(13,764,481)
Total Increase (Decrease) in Net Assets	(17,336,129)	(17,221,363)
Net Assets ($):
Beginning of Period	286,611,577	303,832,940
End of Period	269,275,448	286,611,577

	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	8,815	411,991
Shares issued for distributions reinvested	23,942	40,579
Shares redeemed	(121,898)	(328,331)
Net Increase (Decrease) in Shares Outstanding	(89,141)	124,239
Class Ca
Shares sold	603	10,577
Shares issued for distributions reinvested	304	934
Shares redeemed	(1,206)	(32,817)
Net Increase (Decrease) in Shares Outstanding	(299)	(21,306)
Class Ib
Shares sold	34,179	75,917
Shares issued for distributions reinvested	2,718	4,907
Shares redeemed	(42,106)	(53,181)
Net Increase (Decrease) in Shares Outstanding	(5,209)	27,643
Class Yb
Shares redeemed	-	(5,428)
Net Increase (Decrease) in Shares Outstanding	-	(5,428)
Class Z
Shares sold	56,086	172,313
Shares issued for distributions reinvested	226,581	435,022
Shares redeemed	(821,559)	(1,641,314)
Net Increase (Decrease) in Shares Outstanding	(538,892)	(1,033,979)

[a]	During the period ended April 30, 2021, 1,981 Class C shares representing $30,211 were automatically converted to 1,985 Class A shares.
[b]

During the period ended April 30, 2021, 4,159 Class A shares representing $63,044 were exchanged for 4,161 Class I shares and 4,159 Class Y shares representing $63,127 were exchanged for 4,159 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	October 31, 2021	Year Ended April 30,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.03	15.21	14.69	14.48	14.99	15.34
Investment Operations:
Investment income—net[a]	.14	.21	.29	.32	.25	.24
Net realized and unrealized gain (loss) on investments	(.35)	.01	.56	.20	(.44)	(.28)
Total from Investment Operations	(.21)	.22	.85	.52	(.19)	(.04)
Distributions:
Dividends from investment income—net	(.21)	(.40)	(.33)	(.31)	(.32)	(.31)
Net asset value, end of period	14.61	15.03	15.21	14.69	14.48	14.99
Total Return (%)[b]	(1.38)[c]	1.46	5.87	3.63	(1.25)	(.34)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.96	.95	1.06	1.08	1.05
Ratio of net expenses to average net assets	.80[d]	.81	.91	1.06	1.07	1.05
Ratio of net investment income to average net assets	1.82[d]	1.36	1.94	2.19	1.69	1.56
Portfolio Turnover Rate[e]	203.97[c]	392.94	238.60	45.72	101.15	185.96
Net Assets, end of period ($ x 1,000)	25,404	27,483	25,920	25,980	31,550	39,308

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2021, April 30, 2021, 2020, 2019, 2018 and 2017 were 126.71%, 198.94%, 165.75%, 30.85%, 59.26% and 64.18%, respectively.

See notes to financial statements.

Six Months Ended
Class C Shares	October 31, 2021	Year Ended April 30,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.06	15.23	14.69	14.48	14.98	15.33
Investment Operations:
Investment income—net[a]	.08	.10	.16	.19	.13	.11
Net realized and unrealized gain (loss) on investments	(.35)	.01	.59	.20	(.44)	(.28)
Total from Investment Operations	(.27)	.11	.75	.39	(.31)	(.17)
Distributions:
Dividends from investment income—net	(.16)	(.28)	(.21)	(.18)	(.19)	(.18)
Net asset value, end of period	14.63	15.06	15.23	14.69	14.48	14.98
Total Return (%)[b]	(1.83)[c]	.71	5.14	2.71	(2.07)	(1.10)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[d]	1.85	1.91	1.92	1.90	1.87
Ratio of net expenses to average net assets	1.55[d]	1.56	1.66	1.92	1.89	1.87
Ratio of net investment income to average net assets	1.05[d]	.62	1.14	1.33	.86	.74
Portfolio Turnover Rate[e]	203.97[c]	392.94	238.60	45.72	101.15	185.96
Net Assets, end of period ($ x 1,000)	420	437	766	1,048	1,791	3,790

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2021, April 30, 2021, 2020, 2019, 2018 and 2017 were 126.71%, 198.94%, 165.75%, 30.85%, 59.26% and 64.18%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	October 31, 2021	Year Ended April 30,
(Unaudited)		2021	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	15.04	15.20	14.67	14.46	14.99	15.40
Investment Operations:
Investment income—net[b]	.15	.25	.34	.35	.25	.16
Net realized and unrealized gain (loss) on investments	(.34)	.02	.55	.19	(.42)	(.33)
Total from Investment Operations	(.19)	.27	.89	.54	(.17)	(.17)
Distributions:
Dividends from investment income—net	(.23)	(.43)	(.36)	(.33)	(.36)	(.24)
Net asset value, end of period	14.62	15.04	15.20	14.67	14.46	14.99
Total Return (%)	(1.24)[c]	1.71	6.18	3.73	(1.11)	(1.13)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[d]	.73	.75	.86	.93	.85[d]
Ratio of net expenses to average net assets	.55[d]	.56	.66	.86	.92	.84[d]
Ratio of net investment income to average net assets	2.05[d]	1.62	2.28	2.40	1.84	1.56[d]
Portfolio Turnover Rate[e]	203.97[c]	392.94	238.60	45.72	101.15	185.96
Net Assets, end of period ($ x 1,000)	2,591	2,743	2,354	3,464	2,278	3,659

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2021, April 30, 2021, 2020, 2019, 2018 and 2017 were 126.71%, 198.94%, 165.75%, 30.85%, 59.26% and 64.18%, respectively.

See notes to financial statements.

Six Months Ended
October 31, 2021		Year Ended April 30,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.01	15.21	14.68	14.48	14.99	15.34
Investment Operations:
Investment income—net[a]	.16	.26	.33	.35	.30	.29
Net realized and unrealized gain (loss) on investments	(.29)	(.03)	.57	.19	(.45)	(.28)
Total from Investment Operations	(.13)	.23	.90	.54	(.15)	.01
Distributions:
Dividends from investment income—net	(.23)	(.43)	(.37)	(.34)	(.36)	(.36)
Net asset value, end of period	14.65	15.01	15.21	14.68	14.48	14.99
Total Return (%)	(.90)[b]	1.51	6.20	3.80	(.96)	(.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[c]	.76	.68	.82	.83	.71
Ratio of net expenses to average net assets	.55[c]	.56	.66	.82	.82	.71
Ratio of net investment income to average net assets	2.07[c]	1.62	2.19	2.42	1.96	1.90
Portfolio Turnover Rate[d]	203.97[b]	392.94	238.60	45.72	101.15	185.96
Net Assets, end of period ($ x 1,000)	1	1	84	83	81	1

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2021, April 30, 2021, 2020, 2019, 2018 and 2017 were 126.71%, 198.94%, 165.75%, 30.85%, 59.26% and 64.18%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	October 31, 2021	Year Ended April 30,
(Unaudited)		2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	15.04	15.21	14.69	14.48	14.99	15.34
Investment Operations:
Investment income—net[a]	.14	.22	.31	.33	.27	.25
Net realized and unrealized gain (loss) on investments	(.35)	.02	.56	.20	(.44)	(.28)
Total from Investment Operations	(.21)	.24	.87	.53	(.17)	(.03)
Distributions:
Dividends from investment income—net	(.22)	(.41)	(.35)	(.32)	(.34)	(.32)
Net asset value, end of period	14.61	15.04	15.21	14.69	14.48	14.99
Total Return (%)	(1.41)[b]	1.62	5.98	3.73	(1.18)	(.17)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[c]	.85	.85	.95	.96	.96
Ratio of net expenses to average net assets	.70[c]	.71	.81	.95	.95	.95
Ratio of net investment income to average net assets	1.91[c]	1.47	2.05	2.29	1.81	1.66
Portfolio Turnover Rate[d]	203.97[b]	392.94	238.60	45.72	101.15	185.96
Net Assets, end of period ($ x 1,000)	240,860	255,948	274,710	286,593	313,403	360,462

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2021, April 30, 2021, 2020, 2019, 2018 and 2017 were 126.71%, 198.94%, 165.75%, 30.85%, 59.26% and 64.18%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon U.S. Mortgage Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open–end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Amherst Capital Management LLC (the “Sub-Adviser”), serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.4 billion shares of $.001 par value Common Stock. The fund currently has authorized six classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (900 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Service Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2021, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swaps agreements are valued by a Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Asset-Backed Securities	-	9,880,112	-	9,880,112
Commercial Mortgage-Backed	-	27,026,383	-	27,026,383
Investment Companies	13,037,906	-	-	13,037,906
U.S. Government Agencies Collateralized Mortgage Obligations	-	63,095,392	-	63,095,392
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,597,362	-	1,597,362

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments In Securities:†(continued)
U.S. Government Agencies Mortgage-Backed	-	187,825,420	-	187,825,420
U.S. Treasury Securities	-	9,759,648	-	9,759,648
Other Financial Instruments:
Futures††	284,175	-	-	284,175
Swap Agreements††	-	211,185	-	211,185
Liabilities ($)
Investments In Securities:†
U.S. Government Agencies Mortgage-Backed	-	(55,162,500)	-	(55,162,500)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2021, The Bank of New York Mellon earned $108 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 29, 2021, the Board declared a cash dividend of $.033, $.024, $.035, $.035 and $.034 per share from undistributed investment income-net for Class A, Class C, Class I, Class Y and Class Z shares, respectively, payable on November 1, 2021, to shareholders of record as of the close of business on October 29, 2021. The ex-dividend date was November 1, 2021.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $7,372,556 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2021. The fund has $5,346,988 of short-term capital losses and $2,025,568 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2021 was as follows: ordinary income $8,023,680. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed 1½% of the value of Class Z shares’ average daily net assets, the fund may deduct these expenses from payments to be made to the Adviser, or the Adviser will bear, such excess expense with respect to Class Z shares. There was no reimbursement pursuant to the Agreement for Class Z shares during the period ended October 31, 2021.

The Adviser has contractually agreed, from May 1, 2021 until August 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares (excluding taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .80%, 1.55%, .55%, .55% and .70%, respectively, of the value of the fund’s average daily net assets. On or after August 31, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $197,249 during the period ended October 31, 2021.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average daily net assets.

During the period ended October 31, 2021, the Distributor retained $13 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2021, Class C shares were charged $1,619 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares, for advertising and marketing relating to Class Z shares and servicing shareholder accounts at an amount not to exceed an annual rate of .20% of the value of the average daily net assets of Class Z shares. The Distributor determines the amounts, if any, to be paid to Service Agents (securities dealers, financial institutions or other industry professionals) and the basis on which such payments are made.

The Service Plan also separately provides for Class Z shares to bear the costs of preparing, printing and distributing certain of Class Z prospectuses and statements of additional information and costs associated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with implementing and operating the Service Plan, not to exceed the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended October 31, 2021, Class Z shares were charged $202,642 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2021, Class A and Class C shares were charged $33,471 and $540, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2021, the fund was charged $64,856 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2021, the fund was charged $5,207 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2021, the fund was charged $5,426 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2021, the fund was charged $7,077 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $115,029, Distribution Plan fees of $33,185, Shareholder Services Plan fees of $22,027, custodian fees of $3,000, Chief Compliance Officer fees of $4,718 and transfer agency fees of $23,848, which are offset against an expense reimbursement currently in effect in the amount of $32,374.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures and swap agreements, during the period ended October 31, 2021, amounted to $620,182,267 and $609,917,518, respectively, of which $230,617,405 in purchases and $231,021,642 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.

TBA Securities: During the period ended October 31, 2021, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “Statement of TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2021 are set forth in the Statement of Futures.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation)

on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at October 31, 2021 are set forth in the Statement of Swap Agreements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2021:

Average Market Value ($)
Interest rate futures	19,955,317

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2021:

Average Notional Value ($)
Interest rate swap agreements	8,200,000

At October 31, 2021, accumulated net unrealized depreciation on investments inclusive of derivatives contracts was $4,300,680, consisting of $2,815,560 gross unrealized appreciation and $7,116,240 gross unrealized depreciation.

At October 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on May 10, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Amherst Capital Management LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Z shares with the performance of a group of retail no-load Government National Mortgage Association (“GNMA”) funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional GNMA funds (the “Performance Universe “), all for various periods ended March 31, 2021, and (2) the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load GNMA funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Subadviser the results of the comparisons and considered that the fund’s total return performance was above or within three basis points of the Performance Group and Performance Universe medians for all periods except for the five- and ten-year periods when the fund’s total return performance was slightly below the Performance Group and Performance Universe medians, ranking in the third quartile in each case. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten one-year periods and below the Performance Universe median for all of the ten one-year periods ended March 31st except for the most recent year when the fund’s yield performance was above the Performance Universe median. The Board considered that the fund’s yield performance was in the third quartile of each of the Performance Group and the Performance Universe in two other years over the ten-year period, including, with respect to the Performance Universe, the one-year period ended March 31, 2020. It was noted that there were only three other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Subadviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until August 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A, C, I, Y and Z shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.80%, 1.55%, 0.55%, 0.55% and 0.70%, respectively, of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Subadviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Subadviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements for the remainder of the one-year term.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon U.S. Mortgage Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Amherst Capital Management LLC
444 Madison Avenue, 19th Floor

New York, NY 10022

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: GPGAX Class C: GPNCX Class I: GPNIX Class Y: GPNYX Class Z: DRGMX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6100SA1021

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon U.S. Mortgage Fund, Inc.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: December 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: December 17, 2021

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: December 17, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)